UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUES:
Commissions to charterers	$ 3,964,151	$ 1,001,426
EXPENSES:
Voyage expenses, related party	1,557,300	364,540
General and administration expenses, related parties	600,000	600,000
OTHER INCOME/ (EXPENSES):
Interest and finance costs, related party	$ 0	$ 150,833